Annual Total Returns	Sep. 30, 2021
Prospectus #1 | Eaton Vance Total Return Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance Total Return Bond Fund | Class A
Bar Chart Table:
2012	8.60%
2013	(5.24%)
2014	10.81%
2015	(6.21%)
2016	11.40%
2017	7.43%
2018	(1.08%)
2019	10.53%
2020	5.60%
2021	2.75%
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Eaton Vance AMT-Free Municipal Income Fund | Class A
Bar Chart Table:
2012	13.17%
2013	(6.16%)
2014	13.36%
2015	3.75%
2016	0.14%
2017	4.85%
2018	1.15%
2019	7.57%
2020	5.16%
2021	1.80%